Long-term Debt, Net	9 Months Ended
Sep. 25, 2021
European Wax Center, Inc. and Subsidiaries
Long-term Debt, Net

7. Long-term debt, net

Long-term debt consists of the following:

	September 25,2021	December 26,2020
2026 Term Loan	$180,000	$—
Previous Term Loan	—	240,552
Previous Revolving Credit Facility	—	30,000
Less: current portion	(3,375)	(2,428)
Total long-term debt	176,625	268,124
Less: unamortized debt discount and deferred financing costs	(1,867)	(5,149)
Total long-term debt, net	$174,758	$262,975

On August 9, 2021, EW Intermediate Holdco, LLC, a Delaware limited liability company (“Holdings”), EW Holdco, LLC, a Delaware limited liability company (the “Borrower”), as borrower (each indirect subsidiaries of the Company), entered into the 2026 Credit Agreement with the lenders party thereto, Bank of America, N.A., as administrative agent (the “Administrative Agent”), and the other parties party thereto. The Credit Agreement is comprised of the 2026 revolving credit facility and the 2026 term loan. The Credit Agreement will mature on August 9, 2026.

The proceeds from the new term loan were used together with proceeds from our initial public offering to fully repay and terminate the previous secured term loan (the “Previous Term Loan”) and the previous secured revolving credit facility (the “Previous Revolving Credit Facility”). In connection with the repayment and termination of the Previous Term Loan and Previous Revolving Credit Facility we incurred a loss on debt extinguishment of $6,313, which was recorded as a component of interest expense in the accompanying condensed consolidated statements of operations. Of this loss, $2,446 was attributable to the payment of the prepayment premium and related fees on the Previous Term Loan and $3,867 was due to the write-off of unamortized deferred financing costs. We incurred $1,924 in various lender and third party fees in conjunction with this transaction. Of these fees, $1,574,  along with $344 of unamortized deferred issuance costs, related to the 2026 Term Loan and have been recorded as a reduction of long-term debt on the accompanying condensed consolidated balance sheets. The remaining $350 of costs, along with $77 of unamortized deferred issuance costs, related to the 2026 revolving credit facility and have been recorded as other non-current assets on the accompanying condensed consolidated balance sheets.

Obligations under the 2026 Credit Agreement are guaranteed by Holdings and the direct and indirect wholly-owned material domestic subsidiaries of the Borrower, subject to certain exceptions. The obligations are secured by a pledge of the Borrower’s capital stock directly held by Holdings and a security interest in substantially all of the assets of Holdings, the Borrower and its subsidiaries, subject to certain exceptions.

Borrowings under the 2026 Credit Agreement will bear interest at a rate equal to, at the Borrower’s option, either (a) a LIBOR rate determined by reference to the cost of funds for Eurodollar deposits for the interest period relevant to such borrowing, adjusted for certain additional costs or (b) a base rate determined by reference to the highest of (i) the federal funds rate plus 0.50%, (ii) the prime rate of Bank of America, N.A. and (iii) the one month adjusted LIBOR plus 1.00%, in each case plus an applicable margin. In addition, the Credit Agreement requires the Borrower to pay a commitment fee in respect of unused revolving credit facility commitments ranging between 0.30% and 0.45% per annum (determined based on the Borrower’s total net leverage ratio) in respect of the unused commitments under the Credit Agreement.

Borrowings under the 2026 Term Loan bear interest at an index rate as defined above plus an applicable margin of 3.0% (3.1% at September 25, 2021). The 2026 Term Loan requires principal payments payable in quarterly installments with the final scheduled principal payment on the outstanding 2026 Term Loan borrowings due on August 9, 2026. The 2026 revolving credit facility has a maximum borrowing capacity of $40,000 and as of September 25, 2021 there were no outstanding borrowings.

The 2026 Credit Agreement contains certain customary events of default, including in the event of a change of control, and certain covenants and restrictions that limit the Borrower’s and its subsidiaries’ ability to, among other things, incur additional debt; create liens on certain assets; pay dividends on or make distributions in respect of their capital stock or make other restricted payments; consolidate, merge, sell, or otherwise dispose of all or substantially all of their assets; and enter into certain transactions with their affiliates.

The Company is also subject to certain financial maintenance covenants under the 2026 Credit Agreement, which require the Company and its subsidiaries to (i) not exceed certain specified total net leverage ratios and (ii) not fall below a certain fixed charge coverage ratio, in each case, at the end of each fiscal quarter.

If the Company fails to perform its obligations under these and other covenants, or should any event of default occur, the term loan and revolving credit facility commitments under the 2026 Credit Agreement may be terminated and any outstanding borrowings, together with accrued interest, under the 2026 Credit Agreement could be declared immediately due and payable.